Expense Example, No Redemption {- Fidelity Advisor Strategic Income Fund} - 12.31 Fidelity Advisor Strategic Income Fund AMCIZ PRO-16 - Fidelity Advisor Strategic Income Fund	Mar. 01, 2022 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 495
3 Years	697
5 Years	915
10 Years	1,542
Class M
Expense Example, No Redemption:
1 Year	494
3 Years	694
5 Years	910
10 Years	1,531
Class C
Expense Example, No Redemption:
1 Year	175
3 Years	542
5 Years	933
10 Years	1,831
Class I
Expense Example, No Redemption:
1 Year	73
3 Years	227
5 Years	395
10 Years	883
Class Z
Expense Example, No Redemption:
1 Year	62
3 Years	195
5 Years	340
10 Years	$ 762